INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 138,314	$ 133,939
Property, plant and equipment [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	4,693	0
Decommissioning and restoration liability [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	57,929	29,200
Capital losses [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	3,200	3,420
Non-capital losses, expiring 2034 to 2037 [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	34,247	95,730
Share issuance cost [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,250	3,150
Loan facility and secured notes payable [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 36,995	$ 2,439